Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Schedule of property plant and equipment

			Office
			equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
	$'m	$'m	$'m	$'m
Cost
At January 1, 2018	1,094	4,142	71	5,307
Additions	15	539	37	591
Disposals	(16)	(190)	(11)	(217)
Impairment (Note 4)	—	(11)	—	(11)
Transfers	—	—	5	5
Exchange	(49)	(182)	(8)	(239)
At December 31, 2018	1,044	4,298	94	5,436
Depreciation
At January 1, 2018	(258)	(1,656)	(25)	(1,939)
Charge for the year	(37)	(388)	(24)	(449)
Disposals	10	187	9	206
Exchange	21	107	6	134
At December 31, 2018	(264)	(1,750)	(34)	(2,048)
Net book value
At December 31, 2018	780	2,548	60	3,388
Cost
At January 1, 2019, as reported	1,044	4,298	94	5,436
Impact of adoption of IFRS 16 on January 1, 2019 (Note 2)	193	78	19	290
At January 1, 2019	1,237	4,376	113	5,726
Additions	148	528	60	736
Disposals	(21)	(194)	(8)	(223)
Disposal of Food & Specialty	(337)	(1,443)	(39)	(1,819)
Impairment (Note 4)	—	(5)	—	(5)
Exchange	(9)	(26)	—	(35)
At December 31, 2019	1,018	3,236	126	4,380
Depreciation
At January 1, 2019	(264)	(1,750)	(34)	(2,048)
Charge for the year	(75)	(363)	(36)	(474)
Disposals	6	190	8	204
Disposal of Food & Specialty	55	530	21	606
Exchange	2	7	—	9
At December 31, 2019	(276)	(1,386)	(41)	(1,703)
Net book value
At December 31, 2019	742	1,850	85	2,677

Schedule of carrying amount of right-of use assets

Office
equipment,
	Land and	Plant and	vehicles
	buildings	machinery	and other	Total
Net book value	$'m	$'m	$'m	$'m
At December 31, 2019	178	71	66	315

Schedule of expense in respect of operating lease commitments

	Year ended December 31,
	2018	2017
	$'m	$'m
Plant and machinery	22	21
Land and buildings	51	38
Office equipment and vehicles	17	9
	90	68

Schedule of maturities of lease commitments

	At December 31,
	2018	2017
	$'m	$'m
Not later than one year	67	64
Later than one year and not later than five years	150	132
Later than five years	147	106
	364	302

Schedule of capital commitments

	At December 31,
	2019	2018	2017
	$'m	$'m	$'m
Contracted for	77	118	101
Not contracted for	82	76	14
	159	194	115